UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Revenues:
Total revenues	$ 41,147	$ 42,142
Costs:
Total cost	31,116	32,188
Gross profit	10,031	9,954
Operating expenses:
Research and development, net	571	324
Selling and marketing	2,182	1,928
General and administrative	4,293	3,532
Total operating expenses	7,046	5,784
Operating income	2,985	4,170
Interest expenses	(148)	(335)
Other financial income, net	187	277
Income before taxes on income	3,024	4,112
Provision for income taxes	145	592
Income before share of equity investment	2,879	3,520
Share in profits of equity investment of affiliated companies	521	293
Net income	$ 3,400	$ 3,813
Earnings per share
Basic	$ 0.26	$ 0.35
Diluted	$ 0.26	$ 0.34
Weighted average number of shares outstanding
Basic	12,983,137	10,940,358
Diluted	13,204,290	11,211,271
Products [Member]
Revenues:
Total revenues	$ 13,906	$ 12,724
Costs:
Total cost	10,099	8,331
Services [Member]
Revenues:
Total revenues	27,241	29,418
Costs:
Total cost	$ 21,017	$ 23,857